To the Stockholders of
Keystone Consolidated Industries, Inc.:

    The Annual Meeting of Stockholders of Keystone Consolidated Industries, Inc., a Delaware corporation ("Keystone" or the "Company"), will be held on August 16, 1995, at 9:00 a.m. local time, at the Corporate Offices at 5430 LBJ Freeway, Suite 1740, Dallas, Texas, for the following purposes:

(1) To elect seven directors until their successors are duly elected and qualified;

(2) To amend the Company's Certificate of Incorporation to replace the purposes clause with a simplified and more general statement of such purposes;

(3) To amend the Company's Certificate of Incorporation to eliminate the right of stockholders to cumulate votes in the election of directors;

(4) To amend the Company's Certificate of Incorporation to classify the Board of Directors into three classes of directors with staggered three-year terms;

(5) To amend the Company's Certificate of Incorporation to reduce the requisite stockholder vote required in connection with any sale, lease or exchange of all or substantially all of the property and assets of the Company;

(6) To amend the Company's Certificate of Incorporation to reduce the requisite stockholder vote to approve future amendments to the Certificate of Incorporation;

(7) To restate the Company's Certificate of Incorporation; and

(8) To transact such other business as may properly come before the meeting or any adjournment or postponement thereof.

    The Board of Directors has fixed the close of business on July 17, 1995, as the record date for determining the stockholders entitled to notice of and to vote at the Annual Meeting. A complete list of the stockholders entitled to vote at the Annual Meeting will be made available for inspection by any stockholder of record at the offices of Keystone during ordinary business hours from July 27, 1995, through the time of the meeting for any purpose germane to the meeting.

    In order to ensure that you are represented at the meeting, please complete the enclosed proxy card and return it promptly in the accompanying postage-paid envelope. If you choose, you may still vote in person at the Annual Meeting even though you previously signed your proxy. You may revoke your proxy by following the procedures specified in the accompanying Proxy Statement. Your vote, whether given by proxy or in person at the meeting, will be held in confidence by the Inspector of Election for the Annual Meeting in accordance with the Company's bylaws.

                                By order of the Board of Directors,



                                Sandra K. Myers
                                Secretary
Dallas, Texas
July 27, 1995


                     KEYSTONE CONSOLIDATED INDUSTRIES, INC.
                              Three Lincoln Centre
                          5430 LBJ Freeway, Suite 1740

                               Dallas, Texas 75240

                                 PROXY STATEMENT

                         Annual Meeting Of Stockholders
                          To be held on August 16, 1995

    This Proxy Statement and the accompanying proxy card are being furnished to the stockholders of Keystone Consolidated Industries, Inc., a Delaware corporation ("Keystone" or the "Company"), in connection with the solicitation of proxies by and on behalf of the Board of Directors of Keystone for use at the 1995 Annual Meeting of Stockholders to be held on Wednesday, August 16, 1995 at the Company's corporate offices at 5430 LBJ Freeway, Suite 1740, Dallas, Texas, and at any adjournment or postponement thereof (the "Annual Meeting"). Any stockholder executing a proxy has the power to revoke it at any time before it is voted. A proxy may be revoked by either (i) filing with the Inspector of Election a written revocation of the proxy; (ii) appearing at the Annual Meeting and casting a vote contrary to that indicated on the proxy; or (iii) submitting a duly executed proxy bearing a later date. Attendance at the Annual Meeting alone, however, will not in itself constitute the revocation of a proxy. This Proxy Statement and the accompanying proxy card are first being mailed to stockholders on or about July 27, 1995. An annual report for the year ended December 31, 1994, has been previously mailed to you.

    Only stockholders of record at the close of business on July 17, 1995 (the "Record Date") will be entitled to vote at the Annual Meeting. As of the Record Date, there were 5,636,507 shares of Keystone's common stock, $1.00 par value per share ("Common Stock"), outstanding and entitled to vote. Each share of Common Stock entitles the holder thereof to one vote upon any proposal submitted for a vote at the Annual Meeting. The presence, in person or by proxy, of the holders of a majority of the shares of Common Stock entitled to vote at the Annual Meeting is necessary to constitute a quorum for the conduct of business at the Annual Meeting. Shares of Common Stock that are voted to abstain from any business coming before the Annual Meeting and broker/nominee non-votes will be counted as being in attendance at the Annual Meeting for purposes of determining whether a quorum is present.

    Employees participating in the Keystone Consolidated Industries, Inc. Deferred Incentive Plan, who are beneficial owners of Common Stock of the Company under such plan, may use the enclosed card to instruct the plan trustees how to vote the shares held for such employees, and the trustees will, subject to the plan, vote such shares in accordance with such instructions.

    Mellon Securities Trust Company ("Mellon"), the transfer agent and registrar for the Common Stock, has been appointed by the Board of Directors to receive proxies, tabulate the vote and serve as Inspector of Election at the Annual Meeting. All proxies and ballots delivered to Mellon shall be kept confidential by Mellon in accordance with the Company's bylaws.

    The cost of preparing, printing, assembling and mailing this Proxy Statement and other material furnished to stockholders in connection with the solicitation of proxies will be borne by Keystone. In addition to the solicitation of proxies by use of the mails, officers, directors, and employees of Keystone may solicit proxies by written communication, telephone or personal calls for which such persons will receive no special compensation.
                                  AGENDA ITEM 1

                              ELECTION OF DIRECTORS

    The terms of all directors expire at the Annual Meeting. As provided in the bylaws, the Board of Directors shall consist of not less than five and not more than nine persons, as determined by the Board of Directors from time to time. The number of directors is currently seven. The Certificate of Incorporation, as amended, currently provides that stockholders may cumulate their votes when voting for directors. Although the Board of Directors is proposing to amend the Certificate of Incorporation to eliminate cumulative voting, the amendment will not be voted on until after the election of directors. Therefore, at this Annual Meeting, cumulative voting will continue to apply.

    Cumulative voting entitles stockholders to one (1) vote for each share of Common Stock held multiplied by the number of nominees to be elected to the Board. With respect to the election of directors, stockholders may cast all such votes for a single nominee or distribute their votes among the nominees as they may determine. If the number of votes cast by a stockholder exceeds the number authorized for that stockholder on the list of stockholders of record, then such votes will be pro-rated as that stockholder's proxy card or ballot designates. A vote marked "withheld" from a nominee or nominees on the proxy will not be treated as an indication to vote cumulatively and such vote will not be cast for another nominee or nominees unless the stockholder so indicates in writing that such withheld vote is to be cast for another nominee or nominees. The persons designated as agents in the proxy, unless otherwise specified, will vote the shares covered thereby at the Annual Meeting "For" the nominees named below pro-rata.

    The nominees receiving a plurality of the votes of the shares present in person or represented at the Annual Meeting and entitled to vote will be elected for a term expiring at the annual meeting in 1996 and until their successors are duly elected and qualified (except in cases where no successor is elected due a reduction in the size of the Board), or earlier resignation, removal from office, death or incapacity. The Board of Directors, however, has proposed an amendment to the Company's Certificate of Incorporation which, if approved, will provide for the classification of the Board of Directors into three (3) classes of directors with staggered terms of office. If this proposed amendment to the Certificate of Incorporation is approved then, upon the filing of the amendment with the Secretary of State of the State of Delaware, the directors of the Company will be divided into three classes of directors. Harold C. Simmons and his affiliates hold approximately 68% of the outstanding shares of Common Stock as of the Record Date and have indicated their intention to vote such shares "For" the approval of each of the proposed amendments to the Certificate of Incorporation. Therefore, it is expected to pass. The Class I Directors will serve as directors for the term expiring at the annual meeting in 1996; Class II Directors will serve for a term expiring at the annual meeting in 1997; and Class III Directors will serve for a term expiring at the annual meeting in 1998; and, in each case, until their successors are duly elected and qualified (except in cases where no successor is elected due to a reduction in the size of the Board) or until earlier resignation, removal from office, death or incapacity. The class that each nominee will become a member of if the nominee is elected to the Board of Directors and the proposed amendment to classify the Board of Directors is approved is indicated below. For information regarding the proposed amendment to classify the Board of Directors, see "Proposed Amendment to the Certificate of Incorporation to Classify the Board of Directors" below.

    All the nominees set forth below have consented to serve if elected to the Board of Directors. If any individual nominated for a directorship is not available for election, which is not anticipated, votes will be cast by the proxy holder for such substitute nominee as shall be designated by the Board of Directors. The following biographical information has been provided by the nominees for election to the Board of Directors of the Company:

THOMAS E. BARRY                                           DIRECTOR SINCE 1989

    Dr. Barry, 52, is Associate Dean for Academic Affairs and has been a Professor of Marketing of the Edwin L. Cox School of Business, Southern Methodist University since prior to 1990. If the proposed amendment to classify the Board of Directors is approved, Mr. Barry will be classified as a Class II director with a term expiring at the annual meeting in 1997.

PAUL M. BASS, JR.                                        DIRECTOR SINCE 1989

    Mr. Bass, 60, is Vice Chairman of First Southwest Company, a privately owned investment banking firm, and has served as a director since prior to 1990. Mr. Bass is also Chairman of Richman Gordman Half Price Stores, Inc., Chairman of MorAmerica Private Equities Company, director of First Madison Bank and Chairman of the Audit Committee, and director of Source Services, Inc., all companies with publicly traded securities outstanding. Mr. Bass is currently serving as a member of the Executive Committee of Zale-Lipshy University Hospital and as Chairman of the Board of Trustees of Southwestern Medical Foundation. If the proposed amendment to classify the Board of Directors is approved, Mr. Bass will be classified as a Class III director with a term expiring at the annual meeting in 1998.

DAVID E. CONNOR                                           DIRECTOR SINCE 1992

    Mr. Connor, 69, is President of David E. Connor and Associates, advisers to commerce and industry, in Peoria, Illinois and has served in such capacity since prior to 1990. He is a director of Cilcorp, Inc., Peoria, Illinois, and Chairman of the Board of First Midwest Bankshares, Quincy, Illinois, both companies with publicly traded securities. He is also director of Heartland Community Health Clinic, Peoria, Illinois, Museum Trustees of America, Washington, D.C., and a trustee of Bradley University, Peoria, Illinois. If the proposed amendment to classify the Board of Directors is approved, Mr. Connor will be classified as a Class III director with a term expiring at the annual meeting in 1998.

GLENN R. SIMMONS                                          DIRECTOR SINCE 1986

    Mr. Simmons, 67, is Chairman of the Board of Directors and Chief Executive Officer of Keystone and has served in such capacities since prior to 1990. Mr. Simmons has served as Vice Chairman of the Board of Directors of Contran Corporation ("Contran"), a privately owned diversified holding company, which may be deemed to be the beneficial holder of approximately 63% of the Common Stock, since prior to 1990. Mr. Simmons has been a director of Contran and an executive officer and/or director of various companies related to Contran since prior to 1990. He is Vice Chairman of the Board of Valhi, Inc. ("Valhi"), Vice Chairman of the Board of Valcor, Inc., and a director of NL Industries, Inc. ("NL") and Tremont Corporation ("Tremont"), all of which companies may be deemed to be affiliates of Keystone and all of which have outstanding securities which are publicly traded. If the proposed amendment to classify the Board of Directors is approved, Mr. Simmons will be classified as a Class I director with a term expiring at the annual meeting in 1996.

DONALD A. SOMMER                                          DIRECTOR SINCE 1962

    Mr. Sommer, 67, served as a Vice President of the Company prior to his retirement in 1982. If the proposed amendment to classify the Board of Directors is approved, Mr. Sommer will be classified as a Class III director with a term expiring at the Annual Meeting in 1998.

J. WALTER TUCKER, JR.                                    DIRECTOR SINCE 1971

    Mr. Tucker, 69, is Vice Chairman of the Board of Directors of the Company and has served in such capacity since prior to 1990. Mr. Tucker has served as a director, President, and Treasurer of Tucker & Branham, Inc., a privately owned real estate, mortgage banking and insurance firm since prior to 1990. Mr. Tucker is also a director of SunTrust Banks, Inc., Columbian Mutual Life Insurance Company and Valhi, all of which have outstanding publicly traded securities. If the proposed amendment to classify the Board of Directors is approved, Mr. Tucker will be classified as a Class I director with a term expiring at the annual meeting in 1996.

RICHARD N. ULLMAN                                         DIRECTOR SINCE 1992

    Mr. Ullman, 61, is President of Federal Companies, a privately held commercial warehouse and transportation company in Peoria, Illinois, and has served in such capacity since prior to 1990. He is a director of First of America Bank - Illinois, N.A. and Cilcorp, Inc., both of which have outstanding publicly traded securities, and is also serving as director of Children's Hospital of Illinois at St. Francis, director of St. Francis Medical Center, and a trustee of Bradley University, all located in Peoria. If the proposed amendment to classify the Board of Directors is approved, Mr. Ullman will be classified as a Class II director with a term expiring at he annual meeting in 1997.
                                  AGENDA ITEM 2

                            PROPOSALS WITH RESPECT TO
                         APPROVAL OF AMENDMENTS TO AND
                          RESTATEMENT OF THE COMPANY'S
                          CERTIFICATE OF INCORPORATION

General

    The Board of Directors of the Company proposes to amend and restate the Certificate of Incorporation of the Company in the form attached as Appendix A hereto (the "Restated Certificate"). The proposed amendments are as follows:
(1) to replace the purposes clause with a simplified and more general statement of purpose; (2) to eliminate the right of stockholders to cumulate votes in the election of directors; (3) to classify the Board of Directors into three classes of directors with three-year terms; (4) to reduce the requisite stockholder vote required in connection with any sale, lease or exchange of all of the property and assets of the Company; (5) to reduce the requisite stockholder vote to approve future amendments to the Certificate of Incorporation; and (6) to restate the Company's Certificate of Incorporation.

    Each of the proposed amendments to the Certificate of Incorporation will be voted upon separately. Each of the proposed Amendments will be adopted only if it receives the affirmative vote of the holders of shares representing two-thirds (66.67%) of the outstanding shares of Common Stock of the Company entitled to notice of, and to vote at, the Annual Meeting. If each of the Amendments is approved, the Restated Certificate will become effective upon its filing with the Secretary of State of the State of Delaware. If some but not all of the proposed amendments are approved, the amendments that are approved will become effective upon the filing of a Certificate of Amendment to the Certificate of Incorporation of the Company reflecting those amendments that are approved.

    HAROLD C. SIMMONS AND HIS AFFILIATES HOLD APPROXIMATELY 68% OF THE OUTSTANDING SHARES OF COMMON STOCK AS OF THE RECORD DATE AND HAVE INDICATED THEIR INTENTION TO VOTE SUCH SHARES "FOR" THE APPROVAL OF EACH OF THE PROPOSED AMENDMENTS TO THE CERTIFICATE OF INCORPORATION.

Proposal to Amend the Certificate of Incorporation to Change the Purposes Clause

    The current purposes clause of the Certificate of Incorporation, which has been in effect for many years, details numerous activities in which the Company may legally engage. Under current Delaware law, this specific enumeration of business functions is no longer necessary, and a brief statement of business purpose suffices. The proposed amendment to the purposes clause contained in Article THIRD of the Restated Certificate would not extend or restrict the Company's current operations, but would generally permit any kind of corporate activity as long as it is lawful. While the Company is not engaging in any business activity that would not be permitted by the current purposes clause and does not have any present intention to engage in any such activity, the Board of Directors believes the more general purposes clause is in accord with modern practice. The Board of Directors believes that this proposed amendment affects all Stockholders equally.

    Adoption of this proposed Amendment requires the affirmative vote of the holders of two-thirds (66.67%) of the outstanding shares of Common Stock of the Company entitled to notice of, and to vote at, the Annual Meeting. Unless otherwise specified, the agents designated in the proxy will vote the shares covered hereby at the Annual Meeting "For" the approval of this proposal.

    HAROLD C. SIMMONS AND HIS AFFILIATES HOLD APPROXIMATELY 68% OF THE OUTSTANDING SHARES OF COMMON STOCK AS OF THE RECORD DATE AND HAVE INDICATED THEIR INTENTION TO VOTE SUCH SHARES "FOR" THE APPROVAL OF THIS PROPOSAL.

    THE BOARD OF DIRECTORS HAS UNANIMOUSLY APPROVED THIS PROPOSAL AND DEEMS
THIS PROPOSAL TO BE IN THE BEST INTEREST OF THE COMPANY AND ITS STOCKHOLDERS AND RECOMMENDS A VOTE "FOR" APPROVAL THEREOF.

Proposal to Amend the Certificate to Eliminate Cumulative Voting

    Article FOURTH of the Company's Certificate of Incorporation presently permits stockholders to cumulate votes in the election of directors. Specifically, the third paragraph of Article FOURTH provides as follows:

        At all elections of directors of the corporation, each holder of Common Stock entitled to vote at such election shall be entitled to as many votes as shall equal the number of his shares of Common Stock multiplied by the number of directors to be elected, and he may cast all of such votes for a single director or may distribute them among the number to be voted for, or any two or more of them, as he may see fit. In respect of all other matters as to which the vote or consent of stockholders of the corporation shall be required to be taken, the holders of Common Stock shall be entitled to one vote for each share of stock held by them.

    Cumulative voting permits holders of shares of Common Stock to cast, for any one or more nominees for the Board, a number of votes equal to the product of the number of shares such stockholder owns and the number of nominees proposed for election to the Board. Thus, by casting all of their votes for one nominee, minority stockholders may succeed in electing one or more nominees to the Board who would not otherwise have received sufficient votes to be elected. The right to cumulative voting has not been a factor in past elections of the Board of Directors.

    Subject to stockholder approval, the Board of Directors proposes to amend Article FOURTH by eliminating in its entirety the above-quoted third paragraph thereof. The Board believes that the benefit of allowing minority stockholders the possibility of electing a Board representative is outweighed by the burden and expense of administering cumulative voting and the risk that an individual may seek to be elected to the Board of Directors merely to represent the interest of a minority stockholder or minority stockholder group as opposed to the interests of all stockholders.

    Eliminating cumulative voting eliminates the possibility that one or more minority stockholders could elect a director without the support of a majority of the stockholders. This eliminates the possibility that a minority stockholder could elect a director for the purpose of presenting the minority stockholder's perspective to the whole Board of Directors. At the same time, this eliminates the possibility that a minority stockholder could elect a director for the purpose of disrupting the Board of Directors (and, therefore, the Company) or for the purpose of pursuing a personal agenda not in the best interest of the Company and its stockholders (including its other minority stockholders). The Board of Directors believes that elimination of cumulative voting is in the best interest of the Company and its stockholders as a whole.

    Harold C. Simmons through his affiliates, may be deemed as of the Record Date to be the beneficial owner of approximately 68% of the outstanding shares of Common Stock, and currently may be deemed to have the voting power to elect a majority of the Company's directors and, if the proposal to eliminate cumulative voting is approved, will have the voting power to elect the entire Board of Directors of the Company. The proposal to eliminate cumulative voting is not in response to any effort by a minority stockholder or group of stockholders to obtain representation on the Board of Directors or to acquire greater influence in the management of the Company's business, nor is the Company aware of any such effort.

    Adoption of this proposed Amendment requires the affirmative vote of the holders of two-thirds (66.67%) of the outstanding shares of Common Stock of the Company entitled to notice of, and to vote at, the Annual Meeting. Unless otherwise specified, the agents designated in the proxy will vote the shares covered hereby at the Annual Meeting "For" the approval of this proposal.

    HAROLD C. SIMMONS AND HIS AFFILIATES HOLD APPROXIMATELY 68% OF THE OUTSTANDING SHARES OF COMMON STOCK AS OF THE RECORD DATE AND HAVE INDICATED THEIR INTENTION TO VOTE SUCH SHARES "FOR" THE APPROVAL OF THIS PROPOSAL.

    THE BOARD OF DIRECTORS HAS UNANIMOUSLY APPROVED THIS PROPOSAL AND DEEMS
THIS PROPOSAL TO BE IN THE BEST INTEREST OF THE COMPANY AND ITS STOCKHOLDERS AND RECOMMENDS A VOTE "FOR" APPROVAL THEREOF.

Proposal to Amend the Certificate of Incorporation to Classify the Board of Directors

    Under the existing provisions of the Company's Certificate of Incorporation and Bylaws, directors of the Company are elected annually for terms of one year. Subject to stockholder approval, the Board of Directors of the Company proposes to amend Article EIGHTH of the Certificate of Incorporation to provide for the classification of the Board of Directors into three classes of directors with staggered terms of office. Specifically, the Board of Directors proposes to add a new paragraph after the first paragraph of Article EIGHTH that would provide as follows:

    The board of directors shall be divided into three classes, designated Class I, Class II and Class III, as nearly equal in number as possible, and the term of office of directors of one class shall expire at each annual meeting of stockholders, and in all cases as to each director until his successor shall be elected and shall qualify (except in cases where no successor is elected due to a reduction in the size of the board) or until his earlier resignation, removal from office, death or incapacity. Additional directorships resulting from an increase in the number of directors shall be apportioned among the classes as equally as possible. Vacancies, including vacancies created by an increase in the size of the board of directors, shall be filled by the affirmative vote of a majority of the remaining board of directors. The initial term of office of directors of Class I shall expire at the annual meeting of stockholders in 1996; that of Class II shall expire at the annual meeting of stockholders in 1997; and that of Class III shall expire at the annual meeting of stockholders in 1998; and in all cases as to each director until his successor shall be elected and shall qualify (except in cases where no successor is elected due to a reduction in the size of the board) or until his earlier resignation, removal from office, death or incapacity. At each annual meeting of stockholders, the number of directors equal to the number of directors of the class whose term expires at the time of such meeting (or, if less, the number of directors properly nominated and qualified for election) shall be elected to hold office until the third succeeding annual meeting of stockholders after their election. Any director or the entire board of directors may be removed, with or without cause, by holders of a majority of the shares then entitled to vote at an election of directors.

    The proposed amendment to classify the Board of Directors provides that the directors will be classified into three classes, as nearly equal in number as possible. If the proposed amendment is approved by the stockholders and, thereafter, is filed with the Secretary of State of the State of Delaware, the Company's Board of Directors will be classified into three classes. In that event, each of the directors elected at the Annual Meeting will continue to serve as a director, but the term of office for all such directors will no longer be one year. Instead, Class I directors will hold office until the 1996 annual meeting; Class II directors will hold office until the 1997 annual meeting; and Class III directors will hold office until the 1998 annual meeting; and, in each case, until their successors are duly elected and qualified (except in cases where no successor is elected due to a reduction in the size of the Board), or until earlier resignation, removal from office, death or incapacity. At each annual meeting commencing with the 1996 annual meeting, directors elected to succeed those in the class whose terms expire will be elected for three-year terms so that the terms of one class of directors will expire each year. Thus, after 1995, stockholders will elect only one-third (or, if one of the classes has one more or one less director, approximately one-third) of the directors at each annual meeting. Each director will serve until a successor is elected and qualified (except in cases where no successor is elected due to a reduction in the size of the Board), or until earlier resignation, removal from office, death or incapacity. Vacancies, including vacancies created by an increase in the size of the Board of Directors, shall be filled by the affirmative vote of a majority of the entire board. The Board of Directors presently has no plans, arrangements, commitments or understandings with respect to increasing or decreasing the size of the board or any class of directors.

    If the nominees for election to the Board of Directors at the Annual
Meeting are elected and the amendment to classify the Board of Directors is thereafter approved, then, upon the filing of the amendment with the Secretary of State of the State of Delaware, Glenn R. Simmons and J. Walter Tucker, Jr., will be members of Class I and will hold office until the 1996 annual meeting; Thomas E. Barry and Richard N. Ullman will be members of Class II and will hold office until the 1997 annual meeting; and Paul M. Bass, Jr., David E. Connor, and Donald A. Sommer will be members of Class III and hold office until the 1998 annual meeting. If any of the above nominees are not elected at the Annual Meeting, then the person elected instead will become a member of the class of which the nominee would have been a member had he been elected. If the proposal to classify the Board of Directors is not approved, all of the directors elected at the Annual Meeting will serve for a one-year term to expire at the 1996 annual meeting.

    For information regarding the nominees for election to the Board of Directors at the 1995 Annual Meeting see "Election of Directors", above.

    The Board of Directors believes that dividing the directors into three classes is advantageous to the Company and its stockholders. By providing that directors will serve three-year terms rather than one-year terms, the likelihood of continuity and stability in leadership and the policies formulated by the Board of Directors will be enhanced. While management has not experienced any problems with continuity or stability in the past, it wishes to ensure that this experience will continue and believes that the staggered election of directors will promote continuity because only one-third of the directors will be subject to election each year.

    The proposed amendment to classify the Board of Directors may extend the time required to effect a change in control of the Board of Directors and may discourage hostile take-over bids for the Company. Without a classified Board of Directors, a change in control of the Board of Directors can be made by stockholders holding a majority of the Company's shares at a single annual meeting. If the Company implements a classified Board of Directors, it may take at least two annual meetings for a majority of stockholders to effect a change in control of the Board of Directors, because only a minority of the directors will be elected at each annual meeting. However, the holders of a majority of outstanding shares entitled to vote at an election of directors may remove any or all directors of the Company at any time, with or without cause.

    This proposal is not the result of any attempt to accumulate the Company's securities or to obtain control of the Company by means of a merger, tender offer, solicitation in opposition to management or otherwise, and the Company is not aware of any such effort.

    If the proposed amendment to classify the board is approved, the appropriate sections of the Company's Bylaws will be amended by the Board of

Directors to conform to the Restated Certificate and any provisions of the Company's Bylaws inconsistent with such amendment will be amended as appropriate.

    Adoption of this proposed Amendment requires the affirmative vote of the holders of two-thirds (66.67%) of the outstanding shares of Common Stock of the Company entitled to notice of, and to vote at, the Annual Meeting. Unless otherwise specified, the agents designated in the proxy will vote the shares covered hereby at the Annual Meeting "For" the approval of this proposal.

    HAROLD C. SIMMONS AND HIS AFFILIATES HOLD APPROXIMATELY 68% OF THE OUTSTANDING SHARES OF COMMON STOCK AS OF THE RECORD DATE AND HAVE INDICATED THEIR INTENTION TO VOTE SUCH SHARES "FOR" THE APPROVAL OF THIS PROPOSAL.

    THE BOARD OF DIRECTORS HAS UNANIMOUSLY APPROVED THIS PROPOSAL AND DEEMS
THIS PROPOSAL TO BE IN THE BEST INTEREST OF THE COMPANY AND ITS STOCKHOLDERS AND RECOMMENDS A VOTE "FOR" APPROVAL THEREOF.

Proposal to Amend the Certificate of Incorporation to Reduce the Stockholder Vote Necessary for Approval of Sale, Lease or Exchange of all of the Company Assets

    Article TENTH of the Company's Certificate of Incorporation currently requires that any sale, lease or exchange of all of the property or assets of the Company shall become effective only if authorized by the affirmative vote of the holders of at least two-thirds (66.67%) of the outstanding shares entitled to vote in respect thereof. The full text of Article TENTH is set forth below:

        TENTH. Any sale, lease or exchange of all of the property and assets, including good will and corporate franchises of this corporation, shall not become effective unless authorized by the affirmative vote of the holders of at least two-thirds of the outstanding shares entitled to vote at such meeting unless any class of shares is entitled to vote as a class in respect thereof, in which event such authorization shall require the affirmative vote of the holders of at least two-thirds of the outstanding shares or each class of shares entitled to vote as a class in respect thereof and of the total outstanding shares entitled to vote at such meeting.

    Subject to stockholder approval, the Board of Directors of the Company proposes to amend the Certificate of Incorporation to eliminate in its entirety Article TENTH, the result of which will be that the provisions of the General Corporation Law of the State of Delaware (the "Delaware GCL") will provide the stockholder vote requirement with respect to transactions of the type addressed by Article TENTH. Pursuant to Section 271 of the Delaware GCL, a corporation may sell, lease or exchange all or substantially all of its property and assets, including its goodwill and its corporate franchises, upon such terms and conditions as its Board of Directors deems expedient when and as authorized by a resolution adopted by the holders of a majority of the outstanding stock of the corporation entitled to vote thereon.

    The Board of Directors believes that it is in the best interest of the Company to eliminate Article TENTH from the Certificate of Incorporation based on its belief that it is inappropriate that a potential minority of stockholders has the right to thwart the will of a majority of stockholders with respect to a transaction of the type governed by Article TENTH. Harold C. Simmons through his affiliates may be deemed currently to beneficially own in excess of two-thirds of the outstanding shares of Common Stock and, accordingly, may be deemed to have the voting power to approve transactions of the type governed by Article TENTH without the necessity of securing the vote of any other stockholder. In the future, however, Mr. Simmons and his affiliates may not retain the current percentage of beneficial ownership of the Common Stock. In such event, the Board of Directors is concerned that it may be difficult to secure the approval of two-thirds of the outstanding shares with respect to a transaction governed by Article TENTH, even though favored by a majority of the outstanding shares. Stockholder apathy could effectively prohibit the Company from pursuing a transaction that is otherwise desired by a majority of the Company's stockholders.

    One effect of this proposal, however, will be that Mr. Simmons and his affiliates will continue to retain the voting power to approve transactions of the type governed by Article TENTH without the necessity of securing the approval of other stockholders even if the combined beneficial ownership of the outstanding Common Stock of Mr. Simmons and his affiliates falls below two-thirds (but remains in excess of 50% of the outstanding Common Stock).

    Adoption of this proposed Amendment requires the affirmative vote of the holders of two-thirds (66.67%) of the outstanding shares of Common Stock of the Company entitled to notice of, and to vote at, the Annual Meeting. Unless otherwise specified, the agents designated in the proxy will vote the shares covered hereby at the Annual Meeting "For" the approval of this proposal.

    HAROLD C. SIMMONS AND HIS AFFILIATES HOLD APPROXIMATELY 68% OF THE OUTSTANDING SHARES OF COMMON STOCK AS OF THE RECORD DATE AND HAVE INDICATED THEIR INTENTION TO VOTE SUCH SHARES "FOR" THE APPROVAL OF THIS PROPOSAL.

    THE BOARD OF DIRECTORS HAS UNANIMOUSLY APPROVED THIS PROPOSAL AND DEEMS
THIS PROPOSAL TO BE IN THE BEST INTEREST OF THE COMPANY AND ITS STOCKHOLDERS AND RECOMMENDS A VOTE "FOR" APPROVAL THEREOF.

Proposal to Amend the Certificate of Incorporation to Reduce the Stockholder Vote Necessary for Approval of Amendments to Certificate of Incorporation

    The second paragraph of Article TWELFTH of the Company's Certificate of Incorporation currently provides that amendments to the Certificate of Incorporation shall only be effective upon the affirmative approval of the holders of at least two-thirds (66.67%) of the outstanding shares entitled to vote with respect thereto. The text of the second paragraph of Article TWELFTH is as follows:

        No amendment to the certificate of incorporation of this corporation shall become effective without receiving at the meeting called to consider such amendment the affirmative vote of the holders of at least two-thirds of the outstanding shares entitled to vote at such meeting unless any class of shares is entitled to vote as a class in respect thereof, in which event the proposed amendment shall be adopted upon receiving the affirmative vote of the holders of at least two-thirds of the outstanding shares of each class of stock entitled to vote as a class in respect thereof and of the total outstanding shares entitled to vote at such meeting.

    Subject to stockholder approval, the Board of Directors of the Company proposes to amend the Certificate of Incorporation to eliminate the second paragraph of Article TWELFTH (which, in the Restated Certificate will be renumbered as Article TENTH), the result of which will be that the provisions of the Delaware GCL applicable to the approval of amendments to certificates of incorporation shall govern the approval of such amendments. Pursuant to Section 242 of the Delaware GCL, amendments to a certificate of incorporation must be adopted by the board of directors and approved by a majority of the outstanding stock entitled to vote thereon and a majority of the outstanding stock of each class entitled to vote thereon as a class. As applied to the Company, Section 242 of the Delaware GCL would require a majority of the outstanding shares of the Common Stock to be voted in favor of an amendment to the Certificate of Incorporation as a condition to the adoption of such amendment.

    The Board of Directors believes that it is in the best interest of the Company to eliminate the second paragraph of Article TWELFTH from the Certificate of Incorporation based on its belief that it is inappropriate that a potential minority of stockholders has the right to thwart the will of a majority of stockholders with respect to an amendment to the Certificate of Incorporation. Mr. Simmons through his affiliates may be deemed to beneficially own in excess of two-thirds of the outstanding shares of Common Stock as of the

Record Date and, accordingly, may be deemed to have the voting power to effect amendments to the Certificate of Incorporation without the necessity of securing the approval of any other stockholder. It is possible, however, that the percentage of beneficial ownership controlled by Mr. Simmons may change in the future, and it may be difficult to secure the approval of two-thirds of the outstanding shares with respect to a proposed amendment to the Certificate of Incorporation favored by a majority of the stockholders. In the long term, the Board of Directors believes the proposed reduction in the stockholder vote requirement for amending the Certificate of Incorporation would offer the Company greater flexibility in taking advantage of corporate law developments which may be in the best interest of the Company and its stockholders.

    One effect of this proposal, however, will be that Mr. Simmons and his affiliates will continue to retain the voting power to approve amendments to the Certificate of Incorporation without the necessity of securing the approval of other stockholders even if the combined beneficial ownership of the Common Stock of Mr. Simmons and his affiliates falls below two-thirds (but remains in excess of 50% of the outstanding Common Stock).

    Adoption of this proposed Amendment requires the affirmative vote of the holders of two-thirds (66.67%) of the outstanding shares of Common Stock of the Company entitled to notice of, and to vote at, the Annual Meeting. Unless otherwise specified, the agents designated in the proxy will vote the shares covered hereby at the Annual Meeting "For" the approval of this proposal.

    HAROLD C. SIMMONS AND HIS AFFILIATES HOLD APPROXIMATELY 68% OF THE OUTSTANDING SHARES OF COMMON STOCK AS OF THE RECORD DATE AND HAVE INDICATED THEIR INTENTION TO VOTE SUCH SHARES "FOR" THE APPROVAL OF THIS PROPOSAL.

    THE BOARD OF DIRECTORS HAS UNANIMOUSLY APPROVED THIS PROPOSAL AND DEEMS
THIS PROPOSAL TO BE IN THE BEST INTEREST OF THE COMPANY AND ITS STOCKHOLDERS AND RECOMMENDS A VOTE "FOR" APPROVAL THEREOF.

Proposal to Restate the Company's Certificate of Incorporation

    The Company was incorporated on May 18, 1955, and its Certificate of Incorporation subsequently has been amended on several occasions. The proposed Restated Certificate will incorporate into a single document the several amendments to the original Certificate of Incorporation including each of the proposed amendments set forth above that receive stockholder approval, and will amend and update certain provisions of the Certificate of Incorporation.

    In addition to effecting the amendments to the Certificate of Incorporation approved by the stockholders at the Annual Meeting, the proposed Restated Certificate deletes ineffective and unnecessary provisions and reflects only the current operative provisions of the Company's Certificate of Incorporation. In that regard, the Restated Certificate (a) updates the address of the Company's registered agent in Article SECOND and (b) eliminates reference to the names and places of residence of the original incorporators of the Company, which information is not required to be in the Restated Certificate.

    Adoption of this proposed amendment requires the affirmative vote of the holders of two-thirds (66.67%) of the outstanding shares of Common Stock of the Company entitled to notice of, and to vote at, the Annual Meeting. Unless otherwise specified, the agents designated in the proxy will vote the shares covered hereby at the Annual Meeting "For" the approval of this proposal.

    HAROLD C. SIMMONS AND HIS AFFILIATES HOLD APPROXIMATELY 68% OF THE OUTSTANDING SHARES OF COMMON STOCK AS OF THE RECORD DATE AND HAVE INDICATED THEIR INTENTION TO VOTE SUCH SHARES "FOR" THE APPROVAL OF THIS PROPOSAL.

    THE BOARD OF DIRECTORS HAS UNANIMOUSLY APPROVED THIS PROPOSAL AND DEEMS
THIS PROPOSAL TO BE IN THE BEST INTEREST OF THE COMPANY AND ITS STOCKHOLDERS AND RECOMMENDS A VOTE "FOR" APPROVAL THEREOF.


                MEETINGS AND COMMITTEES OF THE BOARD OF DIRECTORS

    During the fiscal year ending December 31, 1994, the Board of Directors met four times. All directors of the Company were present at more than 75% of the meetings of the Board of Directors and the committees of the Board of Directors on which they served.

    The Board of Directors has a standing Audit Committee and Compensation Committee. The Audit Committee, which met once during 1994, reviews and evaluates significant matters relating to the audit and internal controls of the Company, and reviews the scope and results of audit and non-audit assignments of the Company's independent accountants. The Audit Committee examines and recommends for approval the audited financial statements of the Company, and annually recommends to the Board of Directors the appointment of, and fees paid to, the independent accountants. Recommendations and actions of the Audit Committee are reported to the full Board of Directors. The members of the Audit Committee are Messrs. Bass, Connor and Ullman. The Compensation Committee, which met once during 1994, reviews and approves the amounts and forms of compensation paid to executive officers. The present members of the Compen-sation Committee are Messrs. Barry, Bass, and Sommer.

    The Board of Directors does not have a Nominating Committee.


                               EXECUTIVE OFFICERS

    In addition to Glenn R. Simmons and J. Walter Tucker, Jr, the following are executive officers of Keystone:

    HAROLD M. CURDY, 48, is Vice President - Finance and Treasurer of the Company and has served in such capacities since prior to 1990.

    BERT E. DOWNING, JR., 39, is Corporate Controller of the Company and has served in such capacity since December 1993. From prior to 1990 to December 1993, Mr. Downing served as Senior Manager in the Dallas office of Ernst & Young, a public accounting firm.

    RALPH P. END, 57, has served as Vice President and General Counsel since 1991 and as the Corporate Counsel and Assistant Secretary of the Company since prior to 1990.

    BILL J. JOHNSON, 59, has served as President, Sherman Wire, Sherman, Texas, since February 1995. Mr. Johnson served as Vice President & General Manager, Sherman Wire, since prior to 1990.

    JAMES H. KAUFFMAN, 51, has served as President, Keystone Steel & Wire, since 1991. Mr. Kauffman served as Vice President and Treasurer of Valhi and Contran and various companies related to Valhi and Contran since prior to 1990 to 1991.

    SANDRA K. MYERS, 52, is Corporate Secretary of the Company and Executive Secretary of Contran and has served in both capacities since prior to 1990.

    ROBERT W. SINGER, 58, is President and Chief Operating Officer of the Company and has served in that capacity since prior to 1990. He has served as Vice President of Valhi and Contran since prior to 1990.
             CERTAIN BUSINESS RELATIONSHIPS AND RELATED TRANSACTIONS

    As set forth under the caption "Security Ownership", Harold C. Simmons, through Contran and other entities, may be deemed to beneficially own approximately 68% of the Common Stock and, therefore, may be deemed to control the Company. The Company and other entities that may be deemed to be controlled by or affiliated with Mr. Simmons sometimes engage in (a) intercorporate trans-actions such as guarantees, management and expense sharing arrangements, shared fee arrangements, joint ventures, partnerships, loans, options, advances of funds on open account, and sales, leases and exchanges of assets, including securities issued by both related and unrelated parties, and (b) common investment and acquisition strategies, business combinations, reorganizations, recapitali-zations, securities repurchases, and purchases and sales (and other acquisitions and dispositions) of subsidiaries, divisions or other business units, which transactions have involved both related and unrelated parties and have included transactions which resulted in the acquisition by one related party of a publicly-held minority equity interest in another related party. No transactions of the type described above are planned or proposed with respect to the Company (except as otherwise set forth in this Proxy Statement). The Company continuously considers, reviews and evaluates, and understands that Contran and related entities consider, review and evaluate, such transactions. Depending on the business, tax and other objectives then relevant, it is possible that the Company might be a party to one or more of such transactions in the future. In connection with these activities, the Company may consider issuing additional equity securities or incurring additional indebtedness. The Company's acquisition activities have in the past and may in the future include participation in the acquisition or restructuring activities conducted by other companies that may be deemed to be controlled by Harold C. Simmons. It is the policy of the Company to engage in transactions with related parties on terms, in the opinion of the Company, no less favorable to the Company than could be obtained from unrelated parties.

    Glenn R. Simmons, J. Walter Tucker, Jr., and Sandra K. Myers are not salaried employees of the Company. The Company has contracted with Contran, on a fee basis payable in quarterly installments, to provide certain administrative and other services to the Company in addition to the services of Mr. Simmons and Ms. Myers, including consulting services of Contran executive officers. A copy of the Intercorporate Services Agreement between Contran and the Company is included as Exhibit 10.1 in the Company's Annual Report on Form 10-K filed on February 21, 1995. The fee incurred during 1994 was $640,000. The Company compensates Tucker & Branham, Inc. for certain consulting services of Mr. Tucker on an hourly basis as his services are requested. The fees paid Tucker & Branham, Inc. during 1994 were $66,000.

    Certain of Keystone's property, liability and casualty insurance risks are partially insured or reinsured by a captive insurance subsidiary of Valhi. The premiums and claims paid in connection therewith were approximately $98,000 for the year ended December 31, 1994.

    Aircraft services were purchased from Valhi in the amount of $128,000 for the year ended December 31, 1994.

    In the opinion of management and the Board of Directors, the terms of the transactions described above were no less favorable to the Company than those that could have been obtained from an unrelated entity.
                               CERTAIN LITIGATION

    Harold C. Simmons, Glenn R. Simmons and certain companies related to Keystone are parties to the litigation described below.

    In November 1991, a purported derivative complaint was filed in the Court of Chancery of the State of Delaware, New Castle County, (Alan Russell Kahn v. Tremont Corporation, et al., No. 12339), in connection with the purchase by Tremont of 7.8 million shares of NL Common Stock from Valhi (the "NL Stock Purchase"). In addition to Valhi, the complaint names as defendants Tremont and the members of Tremont's board of directors, including Glenn R. Simmons and Harold C. Simmons. The complaint alleges, among other things, that the NL Stock Purchase constitutes a waste of Tremont's assets and that Tremont's board of directors breached its fiduciary duties to Tremont's public stockholders and seeks, among other things, to rescind Tremont's consummation of the NL Stock Purchase and award damages to Tremont for injuries allegedly suffered as a result of the defendants' wrongful conduct. Glenn R. Simmons and Harold C. Simmons believe, and understand that the other defendants believe, that the action is without merit. Glenn R. Simmons and Harold C. Simmons have denied, and understand that the other defendants have denied, all allegations of wrongdoing and liability, and intend to defend this action vigorously. A trial on this matter was held in May 1995 and the defendants are waiting on the Court of Chancery decision.

                               SECURITY OWNERSHIP

    As of the Record Date, the Company's nominees for directors, directors, the executive officers named in the Summary Compensation Table below, and the direc-tors and executive officers as a group, beneficially owned, as defined by the rules of the Securities and Exchange Commission, the shares of Common Stock shown in the following table.


                                                     AMOUNT AND NATURE OF                   PERCENT OF
NAME OF BENEFICIAL OWNER                           BENEFICIAL OWNERSHIP (1)                  CLASS (2)

Thomas E. Barry (5)                                                    3,100                           -
Paul M. Bass, Jr. (3)(5)                                               5,500                           -
David E. Connor (5)                                                    3,500                           -
Harold M. Curdy (5)                                                   16,406                           -
Bill J. Johnson (5)                                                    4,970                           -
James H. Kauffman (5)                                                 15,683                           -
Glenn R. Simmons (4)(5)                                               55,100                           -
Robert W. Singer (5)                                                  37,875                           -
Donald A. Sommer (5) (6)                                              31,964                           -
J. Walter Tucker, Jr. (6)                                            153,450                          2.7%
Richard N. Ullman (5)                                                  3,500                           -

All directors and executive officers as a group
(14 persons)(3)(4)(5)                                                339,892                          6.0%

________

(1) All beneficial ownership is sole and direct except as otherwise set forth herein. Information as to the beneficial ownership of Common Stock has either been furnished to the Company by or on behalf of the indicated persons or is taken from reports on file with the Securities and Exchange Commission.

(2) Percentage omitted if less than 1%.

(3) Includes 2,500 shares of Common Stock held in discretionary accounts by First Southwest Company, a licensed broker-dealer, on behalf of certain of its clients, as to which Mr. Bass has voting and dispositive authority.
    Mr. Bass serves as Senior Director of First Southwest Company. As a result of the foregoing, Mr. Bass may be deemed to be the beneficial owner of such shares. However, Mr. Bass disclaims all such beneficial ownership.

(4) Glenn R. Simmons is the brother of Harold C. Simmons. See footnote (1) to the "Security Ownership of Certain Beneficial Owners" table.

(5) Includes shares that such person or group could acquire upon the exercise of options exercisable within 60 days of the Record Date by Messrs. Barry, Bass, Connor, Sommer, and Ullman for the purchase of 3,000 shares each, and named executive officers, Messrs. Curdy, Johnson, Kauffman, Simmons and Singer, for the purchase of 2,000, 1,420, 12,000, 14,000, and 4,000 shares, respectively, and the directors and executive officers as a group for the purchase of 50,220 shares under the Company's stock option plans.

(6) Donald A. Sommer is a first cousin to the spouse of J. Walter Tucker, Jr.

    The following table sets forth the stockholders known to the Company to be the beneficial owner of more than 5% of the Common Stock outstanding as of the Record Date.

                 SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

NAME AND ADDRESS OF                                   AMOUNT AND NATURE OF               PERCENT
 BENEFICIAL OWNER                                     BENEFICIAL OWNERSHIP               OF CLASS

Harold C. Simmons                                                     3,830,783(1)(2)      68.0%
5430 LBJ Freeway, Suite 1700
Dallas, Texas 75240

The Killen Group                                                        320,550             5.7%
1189 Lancaster Avenue
Berwyn, Pennsylvania  19312

_______


(1) The shares of Common Stock shown as beneficially owned by Harold C. Simmons includes 3,214,233, 326,050, 250,000 and 30,000 shares of Common Stock held by Contran, NL, The Harold Simmons Foundation, Inc. (the "Foundation") and The Combined Master Retirement Trust (the "Master Trust"), respectively.

    Contran and NL directly hold approximately 57.0% and 5.8%, respectively, of the outstanding Common Stock. Valhi and Tremont are the holders of approximately 53.2% and 17.8%, respectively, of the outstanding common stock of NL. Contran holds, directly or indirectly through related entities, approximately 91.2% and 44.4% of the outstanding common stock of Valhi and Tremont, respectively. Substantially all of Contran's outstanding voting stock is held by trusts established for the benefit of Harold C. Simmons' children and grandchildren (together, the "Trusts"), of which Mr. Simmons is the sole trustee. As sole trustee of each of the Trusts, Mr. Simmons has the power to vote and direct the disposition of the shares of Contran stock held by each of the Trusts; however, Mr. Simmons disclaims beneficial ownership thereof.

    Harold C. Simmons is Chairman of the Board, President and Chief Executive Officer of Valhi and Contran and Chairman of the Board and Chief Executive Officer of certain related entities through which Contran may be deemed to control Valhi. Additionally, he is Chairman of the Board of NL and is a director of Tremont.

    The Master Trust holds approximately 0.5% of the outstanding shares of Common Stock. The Master Trust is a trust formed by Valhi to permit the collective investment by trusts that maintain the assets of certain employee benefit plans adopted by Valhi and related companies, including Keystone. Harold C. Simmons is sole trustee of the Master Trust and sole member of the Trust Investment Committee for the Master Trust. The trustee and members of the Trust Investment Committee for the Master Trust are selected by Valhi's board of directors. Harold C. Simmons and Glenn R. Simmons are members of Valhi's board of directors and are both participants in one or more of the employee benefit plans that invest through the Master Trust; however, both such persons disclaim beneficial ownership of the shares of Common Stock held by the Master Trust, except to the extent of their respective vested beneficial interests therein.

    The Foundation holds approximately 4.4% of the outstanding shares of Common Stock. The Foundation is a tax-exempt foundation organized and existing exclusively for charitable purposes. Harold C. Simmons is Chairman of the Board and Chief Executive Officer of the Foundation.

    By virtue of the relationships described above, Harold C. Simmons may be deemed to control such entities and Mr. Simmons and such entities may be deemed to possess indirect beneficial ownership of certain shares of Common Stock held by such entities. However, Mr. Simmons disclaims such beneficial ownership of the shares of Common Stock beneficially owned, directly or indirectly, by such entities.

    Certain information contained in this footnote is based on information provided to the Company by Valhi, Contran and certain of their affiliates.

(2) The shares of Common Stock shown as beneficially owned by Harold C. Simmons also includes 10,500 shares of Common Stock held by Mr. Simmons' wife, with respect to all of which Mr. Simmons disclaims beneficial ownership.

                            SECTION 16(A) COMPLIANCE

    Section 16(a) of the Securities Exchange Act of 1934, as amended, requires Keystone's executive officers, directors and persons who own more than 10% of a registered class of Keystone's equity securities to file reports of ownership with the Commission, the New York Stock Exchange, and Keystone. Based solely on the review of the copies of such reports filed with the Commission, Keystone believes that for 1994 its executive officers, directors and 10% stockholders complied with all applicable filing requirements under Section 16(a).

                             DIRECTOR'S COMPENSATION

    Directors of Keystone who are not salaried employees of the Company receive an annual retainer of $12,000. Such directors also receive a fee of $450 per day for each Board of Directors meeting and/or committee meeting requiring attendance in person. Directors are also reimbursed for reasonable expenses incurred in attending Board of Directors and/or committee meetings. On May 5, 1992, the shareholders approved the Keystone Consolidated Industries, Inc. 1992 Non-Employee Director Stock Option Plan ("Director Plan"), which provides that each non-employee director will be granted an option to purchase 1,000 shares of Common Stock on the third business day after the Company issues its press release summarizing the Company's annual financial results for the prior fiscal year. The exercise price of the options will be equal to the last reported sale price of Common Stock on the New York Stock Exchange Composite Tape on the date of grant. Options granted pursuant to the Director Plan become exercisable one year after the date of grant and expire on the fifth anniversary following the date of grant. Mr. Simmons' services are made available to the Company pursuant to the Intercorporate Services Agreement. In addition to director services, Mr. Tucker provides certain consulting services to the Company for which the Company pays a company related to Mr. Tucker. See "Certain Business Relationships and Related Transactions."
                             EXECUTIVE COMPENSATION

    The following table summarizes all compensation paid to the Company's chief executive officer and to each of the Company's four most highly compensated executive officers other than the chief executive officer for services rendered in all capacities to the Company for the years ended December 31, 1994, 1993, and 1992.

                           SUMMARY COMPENSATION TABLE

                                                                              Long-Term
                                                                             Compensation
                                                                                Awards
                                                                      Restricted    Securities
                                                                        Stock       Underlying   All Other
                                          Annual Compensation          Awards         Options    Compensation
Name and Principal Position         Year      Salary ($)   Bonus ($)    ($)(1)         (#)          ($)(2)

Glenn R. Simmons (3)                1994      175,000        -            -             -              -
Chief Executive Officer             1993      149,596        -            -           12,500           -
                                    1992      136,135        -            -           15,000           -

Harold M. Curdy                     1994      132,000     125,000         -              -           6,690
Vice President - Finance            1993      125,000      56,250       19,475         5,000         8,362
& Treasurer                         1992      125,000       67,500        -              -           8,728

Bill J. Johnson                     1994       96,560      70,500         -            2,100         6,642
President                           1993       93,404      20,976       21,525         2,500         6,695
Sherman Wire Division               1992       98,708      40,495         -              -           6,533

James H. Kauffman                   1994      167,693      54,600         -              -           6,690
President                           1993      159,996        -          24,600         5,000         8,994
Keystone Steel & Wire Division      1992      155,767      84,960         -              -           8,728

Robert W. Singer                    1994      225,000     150,000         -              -           6,690
President                           1993      200,000     150,000       25,625        10,000         8,994
                                    1992      200,000      150,000        -              -           8,728

(1) The dollar value of the reported grants of restricted Common Stock is based on the last reported sales price per share on the date of grant of Common Stock as reported by the New York Stock Exchange Composite Tape.

    The total number of shares of restricted Common Stock awarded to each named executive officer and the aggregate number and value of each named executive officer's holdings of restricted Common Stock as of December 31, 1994 (at which time the market value was $13.625 per share based on the last reported sales price per share of Common Stock as reported by the New York Stock Exchange Composite Tape) were as follows:

                                                                 Non-Vested Shares of     Value of Non-Vested
                                Total Number of Shares of             Restricted              Restricted
                                       Restricted                 Common Stock as of      Common Stock as of
Name of Executive Officer         Common Stock Awarded             December 31, 1994       December 31, 1994

Glenn R. Simmons                            -                              -                      $  -
Harold M. Curdy                           1,900                          1,100                     14,988
Bill J. Johnson                           2,100                          1,200                     16,350
James H. Kauffman                         2,400                          1,400                     19,075
Robert W. Singer                          2,500                          1,500                     20,438

    The reported shares of restricted Common Stock vest at a rate of 40% after six months from the date of award, 30% after eighteen months from the date of the award and 30% after thirty months from the date of the award.

(2) Amounts contributed by the Company to the Company's 401(k) Plan for the benefit of such executive officer.

(3) Glenn R. Simmons, Chairman of the Board and Chief Executive Officer of the Company, is not a salaried employee of the Company. The reported salary represents an allocation of his time devoted to Keystone business under the Intercorporate Services Agreement between the Company and Contran. See "Certain Business Relationships and Related Transactions" above.

    The following tables set forth certain information at December 31, 1994 and for the fiscal year then ended with respect to stock options and stock appreciation rights granted to and exercised by the individuals named in the Summary Compensation Table above. No options have been granted at an option price below fair market value on the date of grant.

                              OPTION GRANTS IN 1994

                            Number        % of Total                              Potential Realizable
                            of            Options                                 Value at Assumed Annual
                            Securities    Granted to   Exercise                   Rates of Stock Price
                            Underlying    Employees    or Base                    Appreciation for Option
                            Options       in Fiscal    Price       Expiration     Term ($)
Name                        Granted*      Year         ($/Share)      Date            5%             10%

Bill J. Johnson             2,100          43%         10.25       01/13/04           13,537        34,305

* Options were granted on January 13, 1994 and vest 20%, 40%, 60% and 100% on the first, second, third, and fourth anniversary of the date of grant, respectively.

              AGGREGATED OPTIONS/SAR EXERCISES IN LAST FISCAL YEAR
                          AND FY-END OPTION/SAR VALUES

                                                     Number of Securities         Value of Unexercised
                                                    Underlying Unexercised        In-the-Money Options/SARs
                                                   Options/SARs at FY-End (#)     at FY-End ($)(2)
                                       Value
                     Shares Acquired  Realized
Name                 on Exercise (#)     ($)     Exercisable   Unexercisable (1)  Exercisable   Unexercisable

Glenn R. Simmons          22,500      41,587         8,500             19,000          16,778     55,635

Harold M. Curdy            7,500      16,675         1,000              4,000           4,875     19,500

Bill J. Johnson                -           -           500              4,100           2,438     16,838

James H. Kauffman              -           -         7,000              8,000           4,875     19,500

Robert W. Singer          30,000      66,699         2,000              8,000           9,750     39,000

(1) Options vest 20%, 40%, 60% and 100% on the first, second, third, and fourth anniversary of the date of grant, respectively.

(2) The values shown in the table are based on the $13.625 per share closing price of the Common Stock on December 31, 1994 as reported by the New York Stock Exchange Composite Tape, less the exercise price of the options.

                        REPORT ON EXECUTIVE COMPENSATION

COMPENSATION COMMITTEE REPORT

    During 1994, matters regarding compensation of executives were administered by the Compensation Committee (the "Committee"). The Committee is comprised of directors who are neither officers nor employees of the Company or its subsidiaries and who are not eligible to participate in any of the employee benefit plans administered by it. The Committee adopts compensation policies and is responsible for approving all compensation of executives paid by the Company.

    It is the Company's policy that employee compensation, including compensation to executives, be at a level which allows the Company to attract, retain, motivate and reward individuals of training, experience, and ability who can lead the Company in accomplishing its goals. It is also the Committee's policy that compensation programs maintain a strong risk/reward ratio, with a large component of cash compensation being tied to the Company's financial results, creating a performance-oriented environment that rewards employees for achieving pre-set financial performance levels. It is the Company's policy to structure all compensation arrangements to be deductible for federal income tax purposes under applicable provisions of the Internal Revenue Code.

    During 1994, the Company's compensation program with respect to its executives consisted of three components: base salary, incentive bonus, and stock option/restricted stock incentive awards.

BASE SALARY

    The Committee reviews, in consultation with the Chief Executive Officer ("CEO"), base salaries for executives other than the CEO at least annually. The Committee approves, with any modifications it deems appropriate, the CEO's recommendations for base salary levels. Base salaries for all salaried employees, including executive officers of the Company, have been established on a position-by-position basis. Annual internal reviews of salary levels are conducted by the Company's management in an attempt to rank base salary and job value of each position. The ranges of salaries for comparable positions considered by management were based upon management's general business knowledge and no specific survey, study or other analytical process was utilized to determine such ranges. Additionally, no specific companies' or groups of companies' compensation were compared with that of the Company, nor was an attempt made to identify or otherwise quantify the compensation paid by the companies that served as a basis for such individuals' general business knowledge. Base salary levels are generally not increased except in instances of (i) promotions, (ii) increases in responsibility or (iii) unwarranted discrepancies between job value and the corresponding base salary. The Company considers general base salary increases from time to time when competitive factors so warrant. Over a period of years, base salaries are designed to be below the median annual cash compensation for comparable executives, but when combined with the other components of compensation create a competitive or above median total compensation package.

INCENTIVE BONUS PROGRAM

    Awards under the Company's incentive bonus program represent a significant portion of an executive's potential annual cash compensation and are awarded at the discretion of the Committee on recommendation of the CEO. Annual performance reviews are an important factor in determining management's recommendation through the CEO which is primarily based on each individual's performance and, to a lesser extent, on the Company's overall performance. No specific financial or budget tests were applied in the measurement of individual performance. The executive's performance is typically measured by the ability the executive demonstrates in performing, in timely and cost efficient manner, the functions of the executive's position. The Company's overall performance is typically measured by the Company's historical financial results. No specific overall performance measures were used and there is no specific relationship between overall Company performance and an executive's incentive bonus.

STOCK OPTIONS/RESTRICTED STOCK

    An integral part of the Company's total compensation program is non-cash incentive awards in the form of stock options, stock appreciation rights (SARs) and restricted stock granted to executives. Stock option grants, in particular, are considered an essential element of the Company's total compensation package for the executives. The Committee believes that stock options, SARs and restrictive stock awards provide an earnings opportunity based on the Company's success measured by Common Stock performance. Additionally, awards establish an ownership perspective and encourage the retention of executives. Incentive stock options are granted at a price not less than 100% of the fair market value of such stock on the date of grant. The exercise price of all options and the length of period during which the options may be exercised are determined by the Compensation Committee. The Compensation Committee also considered the number of stock options already outstanding in granting new stock options. During 1994, a grant was made to one executive based on his prior year's performance. No options have been granted to any executive based on 1994 performance.

COMPENSATION OF CEO

    The services of the CEO were provided pursuant to the terms of the Inter-corporate Services Agreement with Contran Corporation ("Contran ISA"). The Board of Directors considered and approved the terms of the Contran ISA, pursuant to which the services of Glenn R. Simmons, the Company's Chief Executive Officer, were provided. The CEO is not a salaried employee of the Company and does not participate in the Company's incentive bonus program.

    The foregoing report is submitted by the members of the Compensation Committee of the Board of Directors.

                                Dr. Thomas E. Barry
                                Paul M. Bass
                                Donald A. Sommer, Chairman

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

    Except for Mr. Sommer who retired as Vice President of the Company in 1982, no member of the Compensation Committee is or has been an officer or employee of the Company or any of its subsidiaries. In 1994, no executive officer of the Company served on the compensation committee or as a director of another entity, one of whose executive officers served on the Company's Compensation Committee or Board of Directors.

PERFORMANCE GRAPH

    The following graph reflects a comparison of the cumulative total return of the Common Stock from December 31, 1989 through December 31, 1994 with the Standard & Poor's 500 Composite Index and the Standard & Poor's Steel Index. The comparison for each of the periods assumes that the value of the investment in the Common Stock and each index was $100 on December 31, 1989 and that all dividends were reinvested.

       COMPARISON OF FIVE YEAR CUMULATIVE TOTAL SHAREHOLDER RETURN AMONG KEYSTONE CONSOLIDATED INDUSTRIES, INC., S&P500, AND S&P STEEL INDEX

(Performance graph goes here.)

                        1989           1990            1991            1992            1993           1994

Keystone                $100            $73             $72             $67             $69            $92
S&P 500                 $100            $97            $126            $136            $150           $152
S&P Steel               $100            $82             $99            $128            $166           $160

PENSION PLAN

    Keystone maintains several qualified, noncontributory defined benefit plans which provide defined retirement benefits to eligible employees including executive officers. Normal retirement age under the Company's pension plans is age 65. Under the plans covering salaried employees, including officers, the defined benefit for an individual is based on a straight life annuity. An individual's monthly benefit is the sum of the following: (a) for credited service prior to January 1, 1981, the amount determined by his or her average monthly cash compensation for the five years of his or her highest earnings prior to January 1, 1981, multiplied by 1.1%, multiplied by the years of credited service, plus (b) for each year of service between 1980 and 1989, the amount determined by the sum of 1.2% multiplied by his or her average monthly cash compensation that year up to the social security wage base and 1.75% multi-plied by his or her average monthly cash compensation that year in excess of the social security wage base, plus (c) for each year subsequent to 1989, the amount determined by 1.2% multiplied by his or her average monthly cash compensation that year, but not less than $14.00 per month.

    The estimated annual benefits payable upon retirement at normal retirement age for each of the salaried employees named in the Cash Compensation Table, assuming continued employment with the Company until normal retirement age at current salary levels are: Harold M. Curdy, $44,980; Bill J. Johnson, $27,252; James H. Kauffman, $34,666; and Robert W. Singer, $27,405. Glenn R. Simmons does not participate in the Keystone Pension Plan.

                         INDEPENDENT PUBLIC ACCOUNTANTS

    Coopers & Lybrand, independent public accountants, have audited the Company's financial statements and are currently expected to be retained to audit the financial statements for 1995. Representatives of Coopers & Lybrand will be present at the Annual Meeting and will have an opportunity to make a statement if they desire to do so and will be available to respond to appropriate questions.

                              STOCKHOLDER PROPOSALS

    Stockholders may submit proposals on matters appropriate for stockholder action at the Company's annual meetings, subject to regulations adopted by the Securities and Exchange Commission. The Company presently intends to call the next annual meeting during May 1996. For such proposals to be considered for inclusion in the Proxy Statement and form of proxy relating to the 1996 annual meeting, they must be received by the Company not later than December 1, 1995. Such proposals should be addressed to Secretary, Keystone Consolidated Industries, Inc., Three Lincoln Centre, 5430 LBJ Freeway, Suite 1740, Dallas, Texas 75240.

                                  OTHER MATTERS

    Management does not intend to present, and has no information as of the date of preparation of this Proxy Statement that others will present, any business at the Annual Meeting other than business pertaining to matters set forth in the Notice of Annual Meeting of Stockholders and this Proxy Statement. However, if other matters requiring the vote of the stockholders properly come before the meeting, it is the intention of the persons named in the enclosed form of proxy to vote the proxies held by them in accordance with their best judgment on such matters.

                     KEYSTONE CONSOLIDATED INDUSTRIES, INC.

July 27, 1995

    A COPY OF KEYSTONE'S 1994 FORM 10-K ANNUAL REPORT, AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, IS INCLUDED IN KEYSTONE'S 1994 ANNUAL REPORT TO SHAREHOLDERS WHICH WAS PREVIOUSLY DISTRIBUTED TO STOCKHOLDERS. ADDITIONAL COPIES ARE AVAILABLE WITHOUT CHARGE BY WRITING TO SECRETARY, KEYSTONE CONSOLIDATED INDUSTRIES, INC., 5430 LBJ FREEWAY, SUITE 1740, DALLAS, TEXAS 75240.

                                   APPENDIX A

                      RESTATED CERTIFICATE OF INCORPORATION
                                       OF
                     KEYSTONE CONSOLIDATED INDUSTRIES, INC.

    Keystone Consolidated Industries, Inc. a corporation organized and existing under and by virtue of the laws of the State of Delaware,

    DOES HEREBY CERTIFY:

    That the present name of the corporation is Keystone Consolidated Industries, Inc. The corporation was originally incorporated under the name Keysteel, Inc. and its original certificate of incorporation was filed with the Secretary of State of the State of Delaware on May 18, 1955.

    That by written consent of the entire Board of Directors of said corporation, pursuant to Section 141(f) of the General Corporation Law of the State of Delaware (the "GCL"), resolutions were duly adopted setting forth a proposed restated certificate of incorporation of said corporation (the "Restated Certificate of Incorporation"), which Restated Certificate of Incorporation reflected certain amendments to the certificate of incorporation of the Corporation, declaring said Restated Certificate of Incorporation and the amendments reflected therein to be advisable and approving its submission to the stockholders of the corporation for consideration thereof.

    That thereafter, pursuant to resolution of its Board of Directors, an Annual Meeting of the stockholders of the corporation was duly called and held, upon notice in accordance with Section 222 of the GCL, at which meeting more than two-thirds of the outstanding shares entitled to vote at such meeting were voted in favor of the Restated Certificate of Incorporation.

    That this Restated Certificate of Incorporation amends and restates the certificate of incorporation of the corporation, as the same heretofore has been amended, supplemented and/or restated (the "Certificate of Incorporation"), and has been duly adopted in accordance with Sections 242 and 245 of the GCL.

    That the text of the Certificate of Incorporation is hereby restated and integrated and further amended to read in its entirety as follows:

    FIRST. The name of the corporation is KEYSTONE CONSOLIDATED INDUSTRIES, INC.

    SECOND. The address of the corporation's registered office in the State of Delaware is Corporation Trust Center, 1209 Orange Street, in the City of Wilmington, County of New Castle. The name of its registered agent at such address is The Corporation Trust Company.

    THIRD. The nature of the business or purpose to be conducted or promoted is to engage in any lawful act or activity for which corporations may be organized under the General Corporation Law of the State of Delaware.

    FOURTH. The total number of shares of all classes of stock which the corporation shall have authority to issue is twelve million five hundred thousand (12,500,000), of which twelve million (12,000,000) shares are Common Stock of the par value of One Dollar ($1.00) each and five hundred thousand (500,000) shares are Preferred Stock without par value.

    The Preferred Stock shall be issued in one or more series. The Board of Directors is hereby expressly authorized to issue the shares of Preferred Stock in such series and to fix from time to time before issuance the number of shares to be included in any series and the designation, relative rights, preferences and limitations of all shares of such series. The authority of the Board of Directors with respect to each series shall include, without limitation thereto, the determination of any or all of the following and the shares of each series may vary from the shares of any other series in the following respects:

    (a) The number of shares constituting such series and the designation thereof to distinguish the shares of such series from the shares of all other series;

    (b) The annual dividend rate on the shares of that series and whether such dividends shall be cumulative and, if cumulative, the date from which dividends shall accumulate;

    (c) The redemption price or prices for the particular series, if redeemable, and the terms and conditions of such redemption;

    (d) The preference, if any, of shares of such series in the event of any voluntary or involuntary liquidation, dissolution or winding up of the corporation;

    (e) The voting rights, if any, in addition to the voting rights prescribed by law and the terms of exercise of such voting rights;

    (f) The right, if any, of shares of such series to be converted into shares of any other series or class and the terms and conditions of such conversion; and

    (g) any other relative rights, preferences and limitations of that series.

    No holder of stock of the corporation shall have any preemptive or other right whatever, as such holder, to subscribe for or purchase or to have offered to him for subscription or purchase any additional shares of stock of any class, character or description which may be issued or sold by the corporation, or obligations of any kind which may be issued or sold by the corporation and which shall be convertible into stock of any class of the corporation, or to which there shall be attached or appertain any warrant or warrants or other instrument or instruments that shall confer upon the holder of such obligation the right to subscribe for, or to purchase or receive from the corporation any shares of capital stock of any class of the corporation, whether now or hereafter authorized.

    FIFTH. The minimum amount of capital with which the corporation will commence business is One Thousand Dollars ($1,000.00).

    SIXTH.  The corporation is to have perpetual existence.

    SEVENTH. The private property of the stockholders shall not be subject to the payment of corporate debts to any extent whatever.

    EIGHTH. The number of directors of the corporation shall be fixed by the by-laws, subject to the provisions of this certificate of incorporation and to the provisions of the laws of the State of Delaware.

    The board of directors shall be divided into three classes, designated
Class I, Class II and Class III, as nearly equal in number as possible, and the term of office of directors of one class shall expire at each annual meeting of stockholders, and in all cases as to each director until his successor shall be elected and shall qualify (except in cases where no successor is elected due to a reduction in the size of the board) or until his earlier resignation, removal from office, death or incapacity. Additional directorships resulting from an increase in the number of directors shall be apportioned among the classes as equally as possible. Vacancies, including vacancies created by an increase in the size of the board of directors, shall be filled by the affirmative vote of a majority of the remaining board of directors. The initial term of office of directors of Class I shall expire at the annual meeting of stockholders in 1996; that of Class II shall expire at the annual meeting of stockholders in 1997; and that of Class III shall expire at the annual meeting of stockholders in 1998; and in all cases as to each director until his successor shall be elected and shall qualify (except in cases where no successor is elected due to a reduction in the size of the board) or until his earlier resignation, removal from office , death or incapacity. At each annual meeting of stockholders, the number of directors equal to the number of directors of the class whose term expires at the time of such meeting (or, if less, the number of directors properly nominated and qualified for election) shall be elected to hold office until the third succeeding annual meeting of stockholders after their election. Any director or the entire board of directors may be removed, with or without cause, by holders of a majority of the shares then entitled to vote at an election of directors.

    In furtherance and not in limitation of the powers conferred by statute, the board of directors is expressly authorized:

    To make, alter, amend or repeal the by-laws of the corporation.

    To authorize and cause to be executed mortgages and liens upon the real and personal property of the corporation.

    To set apart out of any of the funds of the corporation available for dividends a reserve or reserves for any proper purpose and to abolish any such reserve in the manner in which it was created.

    By resolution passed by the majority of the whole board, to designate one or more committees, each committee to consist of two or more of the directors of the corporations, which, to the extent provided in the resolution or in the by-laws of the corporation, shall have and may exercise the powers of the board of directors in the management of the business and affairs of the corporation, and may authorize the seal of the corporation to be affixed to all papers which may require it. Such committee or committees shall have such name or names as may be determined from time to time by resolution adopted by the board of directors.

    NINTH. Meetings of the stockholders may be held outside of the State of Delaware, if the by-laws so provide. The books of the corporation may be kept (subject to any provision contained in the statutes) outside of the State of

Delaware at such place or places as may be designated from time to time by the board of directors or in the by-laws of the corporation.

    TENTH. The corporation reserves the right to amend, alter, change or repeal any provision contained in this certificate of incorporation, in the manner now or hereafter prescribed by statute, and all rights conferred upon stockholders herein are granted subject to this reservation.

    ELEVENTH. A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. If the Delaware General Corporation Law is amended after approval by the stockholders of this provision to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the corporation shall be eliminated or limited to the fullest extent permitted by the Delaware General Corporation Law, as so amended.

    Any repeal or modification of the foregoing paragraph by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.
                     KEYSTONE CONSOLIDATED INDUSTRIES, INC.
                          5430 LBJ Freeway, Suite 1740
                               Dallas, Texas 75240

                       SOLICITED BY THE BOARD OF DIRECTORS
                       for Annual Meeting of Stockholders

                           Wednesday, August 16, 1995



    The undersigned, being participants in the Keystone Consolidated
Industries, Inc. Deferred Incentive Plan ("Plan"), having received Notice of Annual Meeting and Proxy Statement dated July 27, 1995 and Annual Report to Stockholders, hereby instructs the trustee of the Plan, to vote, as specified, all the shares of common stock of KEYSTONE CONSOLIDATED INDUSTRIES, INC., a Delaware corporation (the "Company"), held of record by the trustee of the Plan for the account of the undersigned on the record date, July 17, 1995, at the Annual Meeting of Stockholders to be held on August 16, 1995, and all adjournments thereof, as directed and, in their discretion, on all other matters which may properly come before the Annual Meeting or any adjournments thereof.

       (Continued, and to be marked, dated and signed, on the other side)
************
(Back Side)

This Proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS 1 THROUGH 7.

1.   Election of Seven Directors

FOR all nominees    WITHHOLD AUTHORITY  INSTRUCTION: TO WITHHOLD AUTHORITY
listed to right     to vote for all     FOR ANY SINGLE NOMINEE, STRIKE A
(except as marked   nominees listed to  LINE THROUGH THE NOMINEE'S NAME
to contrary to      right               BELOW
right)
                                        Paul M. Bass, David E. Connor, Donald
      [    ]            [    ]          A. Sommer, Thomas E. Barry, Richard
                                        N. Ullman, Walter Tucker, Jr., Glenn
                                        R. Simmons

To cumulate votes, list nominee(s) to
receive cumulative votes and number of
cumulative votes.

________________________      _____

________________________      _____

2.   Amend Purpose Clause

     FOR            AGAINST        ABSTAIN

    [   ]            [     ]       [    ]


3.   Eliminate Cumulative Voting

     FOR            AGAINST        ABSTAIN

     [   ]           [     ]       [    ]

4.    Classify Board of Directors

     FOR            AGAINST        ABSTAIN

     [   ]           [    ]        [    ]

5.    Reduce Vote to Sell Assets

     FOR            AGAINST        ABSTAIN

     [   ]           [    ]        [    ]

6.    Reduce Vote to Amend Certificate of Incorporation

     FOR            AGAINST        ABSTAIN

     [   ]           [    ]        [    ]

7.    Restate Certificate of Incorporation

     FOR            AGAINST        ABSTAIN

     [   ]           [    ]        [    ]


Please mark, date and sign exactly as your name appears on this proxy card. When shares are held jointly, both holders should sign. When signing as attorney, executor, administrator, trustee or guardian, please give your full title. If the holder is a corporation or partnership, the full corporate or partnership name should be signed by a duly authorized officer.

                         ___________________________________
                         Signature

                         ___________________________________
                         Signature, if shares held jointly


                         Date:  _______________________, 1995

                     KEYSTONE CONSOLIDATED INDUSTRIES, INC.

                          5430 LBJ Freeway, Suite 1740
                               Dallas, Texas 75240

                       SOLICITED BY THE BOARD OF DIRECTORS
                       for Annual Meeting of Stockholders

                           Wednesday, August 16, 1995



     The undersigned, having received Notice of Annual Meeting and Proxy Statement dated July 27, 1995 and Annual Report to Stockholders, hereby appoints Ralph P. End and Sandra K. Myers, or either of the, proxies, with full power of substitution to vote, as specified in this proxy, all the shares of common stock of KEYSTONE CONSOLIDATED INDUSTRIES, INC., a Delaware corporation (the "Company"), held of record by the undersigned on the record date, July 17, 1995, at the Annual Meeting of Stockholders to be held on August 16, 1995, and all adjournments thereof, as directed and, in their discretion, on all other matters which may properly come before the Annual Meeting or any adjournments thereof. The undersigned directs said proxies to vote as specified upon the items shown on the reverse side, which are referred to in the Notice of Annual Meeting and set forth in the Proxy Statement.

       (Continued, and to be marked, dated and signed, on the other side)
************
(Back Side)

This Proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS 1 THROUGH 7.

1.   Election of Seven Directors

FOR all nominees    WITHHOLD AUTHORITY  INSTRUCTION: TO WITHHOLD AUTHORITY
listed to right     to vote for all     FOR ANY SINGLE NOMINEE, STRIKE A
(except as marked   nominees listed to  LINE THROUGH THE NOMINEE'S NAME
to contrary to      right               BELOW
right)
                                        Paul M. Bass, David E. Connor, Donald
     [   ]               [   ]          A. Sommer, Thomas E. Barry, Richard
                                        N. Ullman, Walter Tucker, Jr., Glenn
                                        R. Simmons

To cumulate votes, list nominee(s) to
receive cumulative votes and number of
cumulative votes.

________________________      _____

________________________      _____

2.   Amend Purpose Clause

     FOR            AGAINST        ABSTAIN

     [   ]           [    ]         [   ]

3.   Eliminate Cumulative Voting

     FOR            AGAINST        ABSTAIN

     [   ]           [     ]        [    ]

4.    Classify Board of Directors

     FOR            AGAINST        ABSTAIN

     [   ]           [     ]        [    ]

5.    Reduce Vote to Sell Assets

     FOR            AGAINST        ABSTAIN

     [   ]           [    ]         [    ]

6.    Reduce Vote to Amend Certificate of Incorporation

     FOR            AGAINST        ABSTAIN

     [   ]           [    ]         [    ]

7.    Restate Certificate of Incorporation

     FOR            AGAINST        ABSTAIN

     [    ]           [    ]        [    ]


Please mark, date and sign exactly as your name appears on this proxy card. When shares are held jointly, both holders should sign. When signing as attorney, executor, administrator, trustee or guardian, please give your full title. If the holder is a corporation or partnership, the full corporate or partnership name should be signed by a duly authorized officer.

                         ___________________________________
                         Signature

                         ___________________________________
                         Signature, if shares held jointly


                         Date:  _______________________, 1995